Investment Securities	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Investments Securities
Investment Securities
The amortized cost and fair value of investment securities are shown in the following tables. Management performs a quarterly evaluation of investment securities for any other-than-temporary impairment. During 2018, 2017 and 2016, there were no investment securities deemed to be other-than-temporarily impaired.

Investment securities at December 31, 2018 and December 31, 2017 were as follows:

(In thousands)	Amortized Cost	Gross Unrealized/Unrecognized Holding Gains	Gross Unrealized/Unrecognized Holding Losses	Estimated Fair Value
2018:
Debt Securities Available-for-Sale
U.S. Government sponsored entities’ asset-backed securities	$1,028,883	$453	$25,915	$1,003,421
Total	$1,028,883	$453	$25,915	$1,003,421
2018:
Debt Securities Held-to-Maturity
Obligations of states and political subdivisions	$305,278	$3,202	$2,672	$305,808
U.S. Government sponsored entities’ asset-backed securities	46,530	87	1,003	45,614
Total	$351,808	$3,289	$3,675	$351,422

(In thousands)	Amortized Cost	Gross Unrealized/Unrecognized Holding Gains	Gross Unrealized/Unrecognized Holding Losses	Estimated Fair Value
2017:
Debt Securities Available-for-Sale
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$245,000	$—	$2,280	$242,720
U.S. Government sponsored entities’ asset-backed securities	852,645	4,645	8,129	849,161
Total	$1,097,645	$4,645	$10,409	$1,091,881
2017:
Debt Securities Held-to-Maturity
Obligations of states and political subdivisions	$300,412	$6,575	$713	$306,274
U.S. Government sponsored entities’ asset-backed securities	56,785	758	38	57,505
Total	$357,197	$7,333	$751	$363,779

Park’s U.S. Government sponsored entities' asset-backed securities consisted primarily of 15-year residential mortgage-backed securities and collateralized mortgage obligations ("CMOs"). At December 31, 2018, the amortized cost of Park’s AFS mortgage-backed securities was $705.3 million and there were no HTM mortgage-backed securities within Park's investment portfolio. At December 31, 2018, the amortized cost of Park's AFS and HTM CMOs was $323.6 million and $46.5 million, respectively.

The following table provides detail on investment securities with unrealized/unrecognized losses aggregated by investment category and length of time the individual securities had been in a continuous loss position at December 31, 2018 and December 31, 2017:

	Less than 12 Months		12 Months or Longer		Total
(In thousands)	Fair Value	Unrealized/Unrecognized Losses	Fair Value	Unrealized/Unrecognized Losses	Fair Value	Unrealized/Unrecognized Losses
2018:
Debt Securities Available-for-Sale
U.S. Government sponsored entities' asset-backed securities	$506,280	$5,998	$449,569	$19,917	$955,849	$25,915
Total	$506,280	$5,998	$449,569	$19,917	$955,849	$25,915
2018:
Debt Securities Held-to-Maturity
Obligations of states and political subdivisions	$91,960	$1,095	$70,723	$1,577	$162,683	$2,672
U.S. Government sponsored entities’ asset-backed securities	32,656	838	6,931	165	39,587	1,003
Total	$124,616	$1,933	$77,654	$1,742	$202,270	$3,675

	Less than 12 Months		12 Months or Longer		Total
(In thousands)	Fair Value	Unrealized/Unrecognized Losses	Fair Value	Unrealized/Unrecognized Losses	Fair Value	Unrealized/Unrecognized Losses
2017:
Debt Securities Available-for-Sale
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$24,931	$70	$217,789	$2,210	$242,720	$2,280
U.S. Government sponsored entities' asset-backed securities	236,924	2,786	318,797	5,343	555,721	8,129
Total	$261,855	$2,856	$536,586	$7,553	$798,441	$10,409
2017:
Debt Securities Held-to-Maturity
Obligations of states and political subdivisions	$26,644	$194	$45,498	$519	$72,142	$713
U.S. Government sponsored entities' asset-backed securities	7,331	38	—	—	7,331	38
Total	$33,975	$232	$45,498	$519	$79,473	$751

Management does not believe any individual unrealized/unrecognized loss as of December 31, 2018 or 2017 represented an other-than-temporary impairment. The unrealized/unrecognized losses on agency issued and non-agency issued debt securities are primarily the result of interest rate changes. These conditions will not prohibit Park from receiving its contractual principal and interest payments on these debt securities. The fair value of these debt securities is expected to recover as payments are received on these securities and they approach maturity. Should the impairment of any of these securities become other-than-temporary, the cost basis of the investment will be reduced and the resulting loss attributable to credit will be recognized in net income in the period the other-than-temporary impairment is identified.

The amortized cost and estimated fair value of investments in debt securities at December 31, 2018, are shown in the following table by contractual maturity, except for asset-backed securities, which are shown as a single total, due to the unpredictability of the timing in principal repayments.

(In thousands)	Amortized Cost	Estimated Fair Value	Tax Equivalent Yield (1)
Debt Securities Available-for-Sale
U.S. Government sponsored entities’ asset-backed securities	$1,028,883	$1,003,421	2.35%

Debt Securities Held-to-Maturity
Obligations of states and political subdivisions
Due five through ten years	$4,036	$3,987	3.04%
Due greater than ten years	301,242	301,821	3.69%
Total	$305,278	$305,808	3.68%

U.S. Government sponsored entities’ asset-backed securities	$46,530	$45,614	2.83%

(1) The tax equivalent yield for obligations of states and political subdivisions includes the effects of a taxable equivalent adjustment using a 21% federal corporate income tax rate.

At December 31, 2018, investment securities with an amortized cost of $332 million were pledged for government and trust department deposits, $280 million were pledged to secure repurchase agreements and $22 million were pledged as collateral for FHLB advance borrowings. At December 31, 2017, investment securities with an amortized cost of $317 million were pledged for government and trust department deposits, $215 million were pledged to secure repurchase agreements and $25 million were pledged as collateral for FHLB advance borrowings.

At December 31, 2018, there were no holdings of securities of any one issuer, other than the U.S. Government and its agencies, in an amount greater than 10% of shareholders’ equity.

During 2018, Park sold certain AFS debt securities with a book value of $245.0 million at a gross loss of $2.6 million, sold certain AFS debt securities with a book value of $2.0 million at a gross gain of $60,000, and sold certain HTM debt securities with a book value of $7.4 million at a gross gain of $0.3 million. These HTM debt securities had been paid down by 96.3% of the principal outstanding at acquisition. During 2017, Park sold certain equity securities with a book value of $444,000 at a gain of $1.8 million. No investment securities were sold during 2016.

Other investment securities (as shown on the Consolidated Balance Sheets) consist of stock investments in the FHLB, the FRB and equity securities. The FHLB and FRB restricted stock investments are carried at their redemption value. Equity securities with a readily determinable fair value are carried at fair value. Beginning on January 1, 2018, with the adoption of ASU 2016-01, changes in fair value are included in other income on the Consolidated Statements of Income as opposed to in accumulated other comprehensive loss on the Consolidated Balance Sheets. Equity securities without a readily determinable fair value are recorded at cost, minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions ("modified cost").

The carrying amount of other investment securities at December 31, 2018 and 2017 was as follows:

(In thousands)	December 31, 2018	December 31, 2017
FHLB stock	$43,388	$50,086
FRB stock	8,225	8,225
Equity investments carried at fair value	1,649	1,935
Equity investments carried at cost/modified cost (1)	2,589	3,500
Total other investment securities	$55,851	$63,746

(1) There have been no impairments, downward adjustments, or upward adjustments made to equity investments carried at modified cost.

For the year ended December 31, 2018, $287,000 of unrealized losses were recorded within "Gain on equity securities, net" on the consolidated statements of income. An additional $3.5 million gain recorded within "Gain on equity securities, net" on the consolidated statements of income for the year ended December 31, 2018 relates to Park's 8.55% investment in NewDominion which was held at December 31, 2017. See Note 4 - Business Combinations.